UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21201
                                                     ---------

                         UBS Technology Partners, L.L.C.
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               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


                                                                                         REALIZED AND
                                                                             % OF         UNREALIZED
                                                                            MEMBERS'   GAIN/(LOSS) FROM
INVESTMENT FUNDS:                            COST          FAIR VALUE       CAPITAL       INVESTMENTS        LIQUIDITY      LOCK UP*
-----------------------------------      ------------     ------------      -------    ----------------     -------------   --------

Artis Microcap Qualified Fund L.P.       $  2,400,000     $  5,901,573        1.87%      $    930,448         Quarterly         X
Artis Technology Qualified
  Partners, L.P.                         $  4,250,000     $ 18,032,514        5.72%         1,795,056         Quarterly
Artis Technology Qualified 2X, L.P.      $ 10,750,000     $ 23,750,352        7.53%         3,376,900         Quarterly
Coatue Qualified Partners, L.P.          $  3,500,000     $ 21,490,590        6.82%         5,386,150         Quarterly
DunDonald Fund I LP                      $ 10,000,000     $ 10,368,067        3.29%           368,067         Quarterly         X
Intrepid Capital Fund (QP), L.P.         $         --     $  9,321,206        2.96%           459,990         Quarterly
Intrepid Capital Multi-Sector
  Fund LP.                               $ 10,000,000     $ 12,202,427        3.87%           873,303         Quarterly
Loch Fund, L.P.                          $ 22,550,000     $ 34,897,012       11.07%         2,129,904         Quarterly
Mosaic Technology Fund, L.P.             $         --     $     27,954        0.01%                --            --
Seligman Technology                      $ 15,000,000     $ 23,441,777        7.43%         2,966,812         Quarterly
Seligman Tech Ltd.                       $  7,000,000     $ 11,694,573        3.71%         1,487,202         Quarterly
Shannon River Partner II L.P.            $ 12,500,000     $ 17,749,635        5.63%         2,242,094         Quarterly
Sidus Investments, Ltd. Series A1        $ 12,000,000     $ 15,839,642        5.02%            44,704         Quarterly
Special Situation                        $ 10,000,000     $ 11,470,039        3.64%           419,338       Semi Annually
TCS Capital II, L.P.                     $ 13,000,000     $ 43,942,725       13.94%         8,412,089         Annually
Tiger Technology Fund, L.P.              $ 10,000,000     $ 43,017,297       13.64%        11,501,102         Annually
Tracer Capital Partners                  $ 13,000,000     $ 12,380,331        3.91%          (619,669)        Quarterly         X
Redeemed Investment Funds                                                                   1,831,157
                                         ------------     ------------      -------      ------------
TOTAL                                    $155,950,000     $315,527,714      100.06%      $ 43,604,647
                                         ============     ============      =======      ============

* As of September 30, 2007, these funds were subject to lock up provisions ranging from 6 months to 9 months.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Technology Partners, L.L.C.
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By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date     November 28, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date     November 28, 2007
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date     November 28, 2007
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* Print the name and title of each signing officer under his or her signature.